Provisions - Summary of Provisons (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2020	Oct. 01, 2019	Sep. 30, 2019
Reconciliation of changes in other provisions [abstract]
Beginning balance	$ 98,455,000
Additional provisions	233,762,000
Business acquisitions	25,174,000
Utilized amounts	(147,089,000)
Reversals of unused amounts	(9,538,000)
Discount rate adjustment and imputed interest	158,000
Foreign currency translation adjustment	4,585,000
Ending balance	199,520,000
Current portion	175,632,000	$ 69,786,000	$ 73,509,000
Non-current portion	23,888,000	22,682,000	$ 24,946,000
Restructuring provision
Reconciliation of changes in other provisions [abstract]
Beginning balance	39,212,000
Additional provisions	193,592,000
Business acquisitions	0
Utilized amounts	(119,331,000)
Reversals of unused amounts	0
Discount rate adjustment and imputed interest	0
Foreign currency translation adjustment	1,799,000
Ending balance	115,272,000
Current portion	112,731,000
Non-current portion	2,541,000
Decommissioning liabilities
Reconciliation of changes in other provisions [abstract]
Beginning balance	25,824,000
Additional provisions	5,328,000
Business acquisitions	351,000
Utilized amounts	(3,667,000)
Reversals of unused amounts	(3,006,000)
Discount rate adjustment and imputed interest	158,000
Foreign currency translation adjustment	1,573,000
Ending balance	26,561,000
Current portion	8,609,000
Non-current portion	17,952,000
Provisons based on expected cash flows	$ 27,390,000
Weighted average rate	0.59%
Others
Reconciliation of changes in other provisions [abstract]
Beginning balance	$ 33,419,000
Additional provisions	34,842,000
Business acquisitions	24,823,000
Utilized amounts	(24,091,000)
Reversals of unused amounts	(6,532,000)
Discount rate adjustment and imputed interest	0
Foreign currency translation adjustment	1,213,000
Ending balance	57,687,000
Current portion	54,292,000
Non-current portion	$ 3,395,000
IFRS 16 adoption
Reconciliation of changes in other provisions [abstract]
Current portion		(3,723,000)
Non-current portion		$ (2,264,000)
Minimum | Decommissioning liabilities
Reconciliation of changes in other provisions [abstract]
Timing of settlements	1 year
Maximum | Decommissioning liabilities
Reconciliation of changes in other provisions [abstract]
Timing of settlements	13 years